Schedule of Weighted-Average Lease Terms and Discount Rates (Details)	Dec. 31, 2025	Dec. 31, 2024
Leases
Finance leases, weighted average remaining lease term (Years)		6 months 29 days
Finance leases, weighted average discount rate		2.28%
Operating leases, weighted average remaining lease term (Years)	1 year	1 year
Operating leases, weighted average discount rate	2.25%	2.25%